Segment Information (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2017 and as of
March 31, 2017
Sales to unaffiliated customers **	$29,200	$57,621	$785,319	$7,247	$879,387
Long-lived assets ***	$101,111	$55,154	$36,940	$—	$193,205
Year ended March 31, 2016 and as of
March 31, 2016
Sales to unaffiliated customers **	$22,963	$56,605	$865,224	$5,959	$950,751
Long-lived assets ***	$92,284	$49,936	$32,771	$—	$174,991
Year ended March 31, 2015 and as of
March 31, 2015
Sales to unaffiliated customers **	$22,157	$55,452	$777,191	$8,144	$862,944
Long-lived assets ***	$88,804	$46,876	$36,755	$1,020	$173,455

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2017, 2016 and 2015, were as follows:

	Year ended March 31,
Category	2017	2016	2015
Dermatological and topical	64%	66%	66%
Neuropsychiatric	18%	20%	16%
Anti-inflammatory	8%	3%	5%
Cardiovascular	6%	8%	8%
Other	4%	3%	5%
Total	100%	100%	100%